Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 4,096	£ 3,887
Deferred tax liabilities	(3,810)	(1,156)
Total	£ 286	£ 2,731	£ 2,400